Acquisitions (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Summary of Business Acquisition Pro Forma Results	The pro forma results are not necessarily indicative of the results of operations that actually would have been achieved had the Silver Lake Transaction been consummated as of January 1, 2020
.

(in thousands)	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Revenue	$136,778	$352,610
Net income (loss)	$535	$(41,409)

This pro forma presentation does not include any impact of transaction synergies. The pro forma results are not necessarily indicative of the results of operations that actually would have been achieved had the Silver Lake Transaction been consummated as of January 1, 2019.

	Years ended December 31,
(in thousands)	2019 (Unaudited)	2020 (Unaudited)
Revenue	$481,767	$509,154
Net (loss)	$(56,549)	$(43,627)

Silver Lake Transaction [Member]
Summary of Consideration Paid and Amounts Recognized for Assets Acquired and Liabilities Assumed	The following table summarizes the consideration paid and the amounts recognized for the assets acquired and liabilities assumed (in thousands):

Consideration
Cash, net of cash acquired	$1,556,810
Rollover management equity interests	19,148

Total fair value of consideration transferred	$1,575,958

Current assets	$145,277
Property and equipment, including software developed for internal use	236,775
Trade name	95,000
Customer lists	500,000
Deferred tax asset	106,327
Other assets	1,429
Current liabilities	(71,496)
Deferred tax liability	(198,535)
Other liabilities	(6,616)

Total identifiable net assets	$808,161

Goodwill	$767,797

The following table summarizes the consideration paid and the amounts recognized for the assets acquired and liabilities assumed (in thousands):

Consideration
Cash, net of cash acquired	$1,556,810
Rollover management equity interests	19,148

Total fair value of consideration transferred	$1,575,958

Current assets	$145,277
Property and equipment, including software developed for internal use	236,775
Trade name	95,000
Customer lists	500,000
Deferred tax asset	106,327
Other assets	1,429
Current liabilities	(71,496)
Deferred tax liability	(198,535)
Other liabilities	(6,616)

Total identifiable net assets	$808,161

Goodwill	$767,797

March 2021 U K Acquisition [Member]
Summary of Consideration Paid and Amounts Recognized for Assets Acquired and Liabilities Assumed	The following table summarizes the consideration paid and the amounts recognized for the assets acquired and liability assumed (in thousands):

Consideration
Cash	$7,588

Property and equipment, including software developed for internal use	$1,543
Customer lists	2,951
Deferred tax liability	(26)

Total identifiable net assets	$4,468

Goodwill	$3,120